Business segment information (Details) $ in Millions	6 Months Ended
	Jun. 27, 2026 USD ($) customer	Jun. 28, 2025 USD ($)
Disclosure of operating segments [line items]
Number of operating segments	4
Number of reportable segments	3
Revenue	$ 3,097	$ 2,961
Number of major customers | customer	0
Metal-on-metal
Disclosure of operating segments [line items]
Decrease in expense from reversal of provisions	$ 21	11
Established Markets
Disclosure of operating segments [line items]
Revenue	2,549	2,483
United States of America
Disclosure of operating segments [line items]
Revenue	1,591	1,586
United Kingdom
Disclosure of operating segments [line items]
Revenue	115	114
Emerging Markets
Disclosure of operating segments [line items]
Revenue	548	478
Orthopaedics, Sports Medicine & ENT
Disclosure of operating segments [line items]
Revenue	2,230	2,116
Orthopaedics, Sports Medicine & ENT | Established Markets
Disclosure of operating segments [line items]
Revenue	1,810	1,752
Orthopaedics, Sports Medicine & ENT | Emerging Markets
Disclosure of operating segments [line items]
Revenue	420	364
Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	867	845
Advanced Wound Management | Established Markets
Disclosure of operating segments [line items]
Revenue	739	731
Advanced Wound Management | Emerging Markets
Disclosure of operating segments [line items]
Revenue	128	114
Sports Medicine & ENT
Disclosure of operating segments [line items]
Revenue	1,017	923
Sports Medicine & ENT | Sports Medicine Joint Repair
Disclosure of operating segments [line items]
Revenue	574	509
Sports Medicine & ENT | Arthroscopic Enabling Technologies
Disclosure of operating segments [line items]
Revenue	340	307
Sports Medicine & ENT | ENT (Ear, Nose and Throat)
Disclosure of operating segments [line items]
Revenue	103	107
Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	867	845
Advanced Wound Management | Advanced Wound Care
Disclosure of operating segments [line items]
Revenue	398	366
Advanced Wound Management | Advanced Wound Bioactives
Disclosure of operating segments [line items]
Revenue	263	285
Advanced Wound Management | Advanced Wound Devices
Disclosure of operating segments [line items]
Revenue	206	194
Orthopaedics
Disclosure of operating segments [line items]
Revenue	1,213	1,193
Orthopaedics | Knee Implants
Disclosure of operating segments [line items]
Revenue	492	501
Orthopaedics | Hip Implants
Disclosure of operating segments [line items]
Revenue	326	313
Orthopaedics | Other Reconstruction
Disclosure of operating segments [line items]
Revenue	68	64
Orthopaedics | Trauma & Extremities
Disclosure of operating segments [line items]
Revenue	$ 327	$ 315